                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-06143
                -------------------------------------------------

                  CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                  Credit Suisse Global Fixed Income Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2003 to October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2004


- CREDIT SUISSE GLOBAL FIXED INCOME FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
  11/01/03 - 10/31/04

SHARE CLASS/BENCHMARK               PERFORMANCE
Common(1)                           9.63%
Advisor(1)                          9.54%
Class A(1)                          9.37%
Lehman Brothers Global
 Aggregate Bond Index(2)            9.68%

Performance for the Fund's Class A shares is without the maximum sales charge of 4.75.(3)

MARKET OVERVIEW: POSITIVE BUT CHOPPY YEAR FOR BONDS

     Bond prices rallied early in the fiscal year. Global economic growth was slow, employment numbers were below expectations and market sentiment was generally shaken. The US dollar weakened and oil prices exhibited upward pressure. As usual, the sour economic news came as music to the ears of bond investors. Prices of US Treasury securities, which tend to set the tone for bonds generally, additionally benefited from significant purchases by Asian central banks seeking to support the US dollar and investors seeking a risk averse haven in response to geopolitical uncertainty.

     All of this changed rapidly, however, with the release of a better-than-expected March US payroll report on April 2. It served as a catalyst reversing the bond market's upward course. By the end of June, yields had risen sharply across the maturity spectrum in response to falling bond prices. The US dollar, buoyed by the strong employment report, rose 8% against the euro and yen.

     As the year wore on, the market turned yet again. Having accommodated to the steady consistency of the Fed's interest rate increases, bonds rallied on signs of economic slack in late October that pushed yields to yearly lows. Employment numbers disappointed and data suggested that industrial output might be slowing. The threat of inflation, as measured by growth in the Consumer Price Index, seemed remote, despite rising commodity prices, notably in oil.

STRATEGIC REVIEW: PERFORMANCE FROM A WIDE RANGE OF FACTORS

     The Fund underperformed the broad fixed income market (as represented by the Fund's benchmark). The most negative contribution to the Fund's overall return came from our duration positioning. We chose to keep the portfolio's average duration (a measure of sensitivity to interest rates) somewhat lower than its benchmark, out of concern that rising economic activity might push bond yields higher. This cost some relative performance as yields moderated for the period contrary to our expectation.

     On the positive side, we benefited from the following:

     - Our country selection contributed favorably. We were overweight European bonds at the expense of US Treasuries and UK gilts.

     - Our allocation to high yield corporates added to relative performance.

     - We enjoyed good relative performance in investment-grade corporates boosted by strong performance in our BBB credits. Wide diversification in terms of the number of individual issuers whose bonds we owned moderated the risk in these lower quality credits.

     - Currency was a positive contributor. The Fund benefited from being underweight in the US dollar and British pound and overweight the Australian dollar, the Euro and the yen.

OUTLOOK:

     - Although economic recovery has not proceeded smoothly, we feel it has taken hold.

     - Expecting high-energy prices to persist, we are overweighting sectors that, in our view, stand to benefit: energy suppliers, including utilities, and oil exporters' sovereign debt.

Credit Suisse Fixed Income Management Team

Jo Ann Corkran
Michael Buchanan
Kevin D. Barry
Suzanne E. Moran
Craig Ruch
David N. Fisher

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE GLOBAL FIXED INCOME FUND(1) COMMON CLASS SHARES AND
      THE LEHMAN BROTHERS(TM) GLOBAL AGGREGATE BOND INDEX(2) FOR TEN YEARS.

                  CREDIT SUISSE GLOBAL FIXED      LEHMAN BROTHERS GLOBAL
                  INCOME FUND(1) -- COMMON        AGGREGATE BOND INDEX(2)
                       CLASS -- $20,435                 -- $20,127
                  --------------------------      -----------------------
11/30/1994                  $  10,057                    $   9,900
12/31/1994                  $   9,855                    $   9,947
 1/31/1995                  $   9,826                    $  10,155
 2/28/1995                  $   9,904                    $  10,405
 3/31/1995                  $   9,855                    $  10,753
 4/30/1995                  $  10,090                    $  10,921
 5/31/1995                  $  10,404                    $  11,258
 6/30/1995                  $  10,462                    $  11,335
 7/31/1995                  $  10,729                    $  11,388
 8/31/1995                  $  10,868                    $  11,249
 9/30/1995                  $  10,957                    $  11,458
10/31/1995                  $  11,067                    $  11,595
11/30/1995                  $  11,258                    $  11,733
12/31/1995                  $  11,433                    $  11,902
 1/31/1996                  $  11,591                    $  11,856
 2/29/1996                  $  11,402                    $  11,748
 3/31/1996                  $  11,381                    $  11,712
 4/30/1996                  $  11,583                    $  11,658
 5/31/1996                  $  11,657                    $  11,669
 6/30/1996                  $  11,732                    $  11,806
 7/31/1996                  $  11,819                    $  11,960
 8/31/1996                  $  11,940                    $  11,984
 9/30/1996                  $  12,169                    $  12,115
10/31/1996                  $  12,324                    $  12,380
11/30/1996                  $  12,533                    $  12,573
12/31/1996                  $  12,569                    $  12,486
 1/31/1997                  $  12,626                    $  12,285
 2/28/1997                  $  12,752                    $  12,227
 3/31/1997                  $  12,684                    $  12,113
 4/30/1997                  $  12,753                    $  12,140
 5/31/1997                  $  12,846                    $  12,355
 6/30/1997                  $  12,984                    $  12,489
 7/31/1997                  $  13,113                    $  12,546
 8/31/1997                  $  13,067                    $  12,518
 9/30/1997                  $  13,184                    $  12,772
10/31/1997                  $  13,029                    $  13,004
11/30/1997                  $  12,993                    $  12,933
12/31/1997                  $  12,845                    $  12,959
 1/31/1998                  $  12,821                    $  13,082
 2/28/1998                  $  12,957                    $  13,154
 3/31/1998                  $  12,969                    $  13,120
 4/30/1998                  $  13,083                    $  13,283
 5/31/1998                  $  13,133                    $  13,375
 6/30/1998                  $  13,133                    $  13,401
 7/31/1998                  $  13,210                    $  13,480
 8/31/1998                  $  13,274                    $  13,763
 9/30/1998                  $  13,592                    $  14,415
10/31/1998                  $  13,567                    $  14,599
11/30/1998                  $  13,822                    $  14,511
12/31/1998                  $  13,925                    $  14,735
 1/31/1999                  $  14,017                    $  14,677
 2/28/1999                  $  13,807                    $  14,241
 3/31/1999                  $  13,964                    $  14,260
 4/30/1999                  $  14,162                    $  14,245
 5/31/1999                  $  13,898                    $  14,038
 6/30/1999                  $  13,767                    $  13,834
 7/31/1999                  $  13,687                    $  14,047
 8/31/1999                  $  13,674                    $  14,025
 9/30/1999                  $  13,806                    $  14,197
10/31/1999                  $  13,860                    $  14,176
11/30/1999                  $  13,915                    $  14,021
12/31/1999                  $  13,979                    $  13,973
 1/31/2000                  $  13,867                    $  13,734
 2/29/2000                  $  14,036                    $  13,708
 3/31/2000                  $  14,162                    $  13,982
 4/30/2000                  $  14,019                    $  13,641
 5/31/2000                  $  14,004                    $  13,704
 6/30/2000                  $  14,262                    $  14,051
 7/31/2000                  $  14,262                    $  13,911
 8/31/2000                  $  14,364                    $  13,850
 9/30/2000                  $  14,437                    $  13,889
10/31/2000                  $  14,467                    $  13,776
11/30/2000                  $  14,601                    $  14,013
12/31/2000                  $  14,992                    $  14,417
 1/31/2001                  $  15,239                    $  14,486
 2/28/2001                  $  15,270                    $  14,510
 3/31/2001                  $  15,270                    $  14,212
 4/30/2001                  $  15,223                    $  14,195
 5/31/2001                  $  15,316                    $  14,222
 6/30/2001                  $  15,332                    $  14,122
 7/31/2001                  $  15,425                    $  14,446
 8/31/2001                  $  15,550                    $  14,881
 9/30/2001                  $  15,410                    $  14,996
10/31/2001                  $  15,597                    $  15,132
11/30/2001                  $  15,503                    $  14,956
12/31/2001                  $  15,468                    $  14,643
 1/31/2002                  $  15,468                    $  14,512
 2/28/2002                  $  15,435                    $  14,609
 3/31/2002                  $  15,324                    $  14,523
 4/30/2002                  $  15,665                    $  14,953
 5/31/2002                  $  15,973                    $  15,288
 6/30/2002                  $  16,186                    $  15,820
 7/31/2002                  $  15,991                    $  15,963
 8/31/2002                  $  16,235                    $  16,223
 9/30/2002                  $  16,312                    $  16,402
10/31/2002                  $  16,263                    $  16,356
11/30/2002                  $  16,394                    $  16,398
12/31/2002                  $  17,048                    $  17,063
 1/31/2003                  $  17,343                    $  17,255
 2/28/2003                  $  17,550                    $  17,478
 3/31/2003                  $  17,646                    $  17,522
 4/30/2003                  $  18,012                    $  17,746
 5/31/2003                  $  18,675                    $  18,377
 6/30/2003                  $  18,466                    $  18,178
 7/31/2003                  $  17,905                    $  17,648
 8/31/2003                  $  17,887                    $  17,608
 9/30/2003                  $  18,693                    $  18,454
10/31/2003                  $  18,658                    $  18,351
11/30/2003                  $  18,887                    $  18,590
12/31/2003                  $  19,515                    $  19,197
 1/31/2004                  $  19,592                    $  19,269
 2/29/2004                  $  19,670                    $  19,368
 3/31/2004                  $  19,882                    $  19,583
 4/30/2004                  $  19,144                    $  18,867
 5/31/2004                  $  19,183                    $  18,959
 6/30/2004                  $  19,261                    $  19,014
 7/31/2004                  $  19,242                    $  19,011
 8/31/2004                  $  19,652                    $  19,427
 9/30/2004                  $  19,906                    $  19,656
10/31/2004                  $  20,435                    $  20,127

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE GLOBAL FIXED INCOME FUND(1) ADVISOR CLASS SHARES AND THE
             LEHMAN BROTHERS(TM) GLOBAL AGGREGATE BOND INDEX(2),(4)
                           FROM INCEPTION (08/12/96).

                  CREDIT SUISSE GLOBAL FIXED      LEHMAN BROTHERS GLOBAL
                  INCOME FUND(1) -- ADVISOR           AGGREGATE BOND
                       CLASS -- $16,493           INDEX(2),(4) -- $16,828
                  --------------------------      -----------------------
 8/31/1996                  $  10,018                    $  10,020
 9/30/1996                  $  10,211                    $  10,129
10/31/1996                  $  10,341                    $  10,351
11/30/1996                  $  10,489                    $  10,513
12/31/1996                  $  10,522                    $  10,440
 1/31/1997                  $  10,560                    $  10,272
 2/28/1997                  $  10,665                    $  10,223
 3/31/1997                  $  10,617                    $  10,128
 4/30/1997                  $  10,665                    $  10,150
 5/31/1997                  $  10,743                    $  10,330
 6/30/1997                  $  10,859                    $  10,443
 7/31/1997                  $  10,957                    $  10,490
 8/31/1997                  $  10,918                    $  10,466
 9/30/1997                  $  11,006                    $  10,679
10/31/1997                  $  10,876                    $  10,873
11/30/1997                  $  10,836                    $  10,814
12/31/1997                  $  10,708                    $  10,835
 1/31/1998                  $  10,688                    $  10,938
 2/28/1998                  $  10,791                    $  10,998
 3/31/1998                  $  10,791                    $  10,970
 4/30/1998                  $  10,886                    $  11,106
 5/31/1998                  $  10,928                    $  11,183
 6/30/1998                  $  10,917                    $  11,205
 7/31/1998                  $  10,970                    $  11,271
 8/31/1998                  $  11,034                    $  11,507
 9/30/1998                  $  11,279                    $  12,053
10/31/1998                  $  11,257                    $  12,207
11/30/1998                  $  11,470                    $  12,133
12/31/1998                  $  11,547                    $  12,321
 1/31/1999                  $  11,623                    $  12,272
 2/28/1999                  $  11,438                    $  11,907
 3/31/1999                  $  11,525                    $  11,923
 4/30/1999                  $  11,700                    $  11,911
 5/31/1999                  $  11,471                    $  11,737
 6/30/1999                  $  11,362                    $  11,567
 7/31/1999                  $  11,286                    $  11,745
 8/31/1999                  $  11,264                    $  11,726
 9/30/1999                  $  11,384                    $  11,871
10/31/1999                  $  11,416                    $  11,853
11/30/1999                  $  11,460                    $  11,723
12/31/1999                  $  11,504                    $  11,683
 1/31/2000                  $  11,406                    $  11,483
 2/29/2000                  $  11,547                    $  11,462
 3/31/2000                  $  11,645                    $  11,691
 4/30/2000                  $  11,523                    $  11,405
 5/31/2000                  $  11,512                    $  11,458
 6/30/2000                  $  11,712                    $  11,749
 7/31/2000                  $  11,712                    $  11,631
 8/31/2000                  $  11,780                    $  11,580
 9/30/2000                  $  11,836                    $  11,613
10/31/2000                  $  11,859                    $  11,518
11/30/2000                  $  11,963                    $  11,716
12/31/2000                  $  12,287                    $  12,054
 1/31/2001                  $  12,477                    $  12,112
 2/28/2001                  $  12,488                    $  12,132
 3/31/2001                  $  12,488                    $  11,883
 4/30/2001                  $  12,453                    $  11,869
 5/31/2001                  $  12,524                    $  11,891
 6/30/2001                  $  12,524                    $  11,808
 7/31/2001                  $  12,596                    $  12,078
 8/31/2001                  $  12,692                    $  12,442
 9/30/2001                  $  12,584                    $  12,538
10/31/2001                  $  12,728                    $  12,652
11/30/2001                  $  12,656                    $  12,505
12/31/2001                  $  12,604                    $  12,243
 1/31/2002                  $  12,604                    $  12,133
 2/28/2002                  $  12,580                    $  12,215
 3/31/2002                  $  12,479                    $  12,143
 4/30/2002                  $  12,740                    $  12,502
 5/31/2002                  $  13,000                    $  12,782
 6/30/2002                  $  13,171                    $  13,228
 7/31/2002                  $  12,997                    $  13,347
 8/31/2002                  $  13,196                    $  13,564
 9/30/2002                  $  13,251                    $  13,714
10/31/2002                  $  13,201                    $  13,675
11/30/2002                  $  13,301                    $  13,711
12/31/2002                  $  13,834                    $  14,267
 1/31/2003                  $  14,057                    $  14,427
 2/28/2003                  $  14,228                    $  14,614
 3/31/2003                  $  14,298                    $  14,650
 4/30/2003                  $  14,575                    $  14,838
 5/31/2003                  $  15,104                    $  15,365
 6/30/2003                  $  14,928                    $  15,199
 7/31/2003                  $  14,477                    $  14,756
 8/31/2003                  $  14,451                    $  14,722
 9/30/2003                  $  15,110                    $  15,430
10/31/2003                  $  15,070                    $  15,343
11/30/2003                  $  15,256                    $  15,543
12/31/2003                  $  15,744                    $  16,051
 1/31/2004                  $  15,816                    $  16,111
 2/29/2004                  $  15,889                    $  16,194
 3/31/2004                  $  16,063                    $  16,373
 4/30/2004                  $  15,466                    $  15,775
 5/31/2004                  $  15,495                    $  15,852
 6/30/2004                  $  15,553                    $  15,898
 7/31/2004                  $  15,539                    $  15,895
 8/31/2004                  $  15,875                    $  16,243
 9/30/2004                  $  16,066                    $  16,435
10/31/2004                  $  16,493                    $  16,828

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
       CREDIT SUISSE GLOBAL FIXED INCOME FUND(1) CLASS A SHARES(3) AND THE
               LEHMAN BROTHERS(TM) GLOBAL AGGREGATE BOND INDEX(2)
                           FROM INCEPTION (11/30/01).

                  CREDIT SUISSE GLOBAL FIXED
                  INCOME FUND(1)--CLASS A(3)          LEHMAN BROTHERS
                     (WITH MAXIMUM SALES           GLOBAL AGGREGATE BOND
                      CHARGE) -- $12,450            INDEX(2) -- $13,458
                  --------------------------      -----------------------
11/30/2001                  $   9,525                    $  10,000
12/31/2001                  $   9,486                    $   9,791
 1/31/2002                  $   9,486                    $   9,703
 2/28/2002                  $   9,466                    $   9,768
 3/31/2002                  $   9,395                    $   9,711
 4/30/2002                  $   9,594                    $   9,998
 5/31/2002                  $   9,793                    $  10,222
 6/30/2002                  $   9,920                    $  10,578
 7/31/2002                  $   9,800                    $  10,673
 8/31/2002                  $   9,950                    $  10,847
 9/30/2002                  $   9,984                    $  10,967
10/31/2002                  $   9,954                    $  10,936
11/30/2002                  $  10,035                    $  10,965
12/31/2002                  $  10,429                    $  11,409
 1/31/2003                  $  10,609                    $  11,537
 2/28/2003                  $  10,737                    $  11,686
 3/31/2003                  $  10,799                    $  11,716
 4/30/2003                  $  11,013                    $  11,866
 5/31/2003                  $  11,418                    $  12,288
 6/30/2003                  $  11,283                    $  12,154
 7/31/2003                  $  10,940                    $  11,800
 8/31/2003                  $  10,930                    $  11,773
 9/30/2003                  $  11,415                    $  12,339
10/31/2003                  $  11,394                    $  12,270
11/30/2003                  $  11,534                    $  12,430
12/31/2003                  $  11,910                    $  12,836
 1/31/2004                  $  11,958                    $  12,884
 2/29/2004                  $  12,005                    $  12,950
 3/31/2004                  $  12,127                    $  13,094
 4/30/2004                  $  11,677                    $  12,615
 5/31/2004                  $  11,701                    $  12,677
 6/30/2004                  $  11,741                    $  12,714
 7/31/2004                  $  11,729                    $  12,711
 8/31/2004                  $  11,979                    $  12,989
 9/30/2004                  $  12,127                    $  13,143
10/31/2004                  $  12,450                    $  13,458

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                                                           SINCE
                              1 YEAR        5 YEARS       10 YEARS       INCEPTION
                              ------        -------       --------       ---------
Common Class(5)                6.49%         7.59%          7.22%          7.40%
Advisor Class                  6.33%         7.13%            --           6.00%
Class A Without
  Sales Charge                 6.23%           --             --           8.91%
Class A With Maximum
  Sales Charge                 1.18%           --             --           7.04%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

                                                                           SINCE
                              1 YEAR        5 YEARS       10 YEARS       INCEPTION
                              ------        -------       --------       ---------
Common Class(5)                9.63%         8.07%          7.41%          7.56%
Advisor Class                  9.54%         7.63%            --           6.27%
Class A Without
  Sales Charge                 9.37%           --             --           9.62%
Class A With Maximum
  Sales Charge                 4.15%           --             --           7.79%

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Lehman Brothers(TM) Global Aggregate Bond Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate(TM) Bond Index, the Pan-European(TM) Aggregate Index, the Global Treasury(TM) Index, the Asian-Pacific(TM) Aggregate Index, the Eurodollar(TM) Index and the U.S. Investment(TM) Grade 144A Index. Investors cannot invest directly in an index.
(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was 4.15%.
(4) Performance for the index is not available for the period beginning 8/12/96 (commencement of operations). For that reason, performance is shown for the period beginning 8/1/96.
(5) Inception date 11/1/90.

INFORMATION ABOUT YOUR FUND'S EXPENSES

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

The table illustrates your Fund's expenses in two ways:

  - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

  - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2004

                                       COMMON   ADVISOR
ACTUAL FUND RETURN                     CLASS     CLASS    CLASS A
                                      -------   -------   -------
Beginning Account Value 4/30/04       $ 1,000   $ 1,000   $ 1,000
Ending Account Value 10/31/04         $ 1,067   $ 1,066   $ 1,066
Expenses Paid per $1,000*             $  4.94   $  4.93   $  6.23

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 4/30/04       $ 1,000   $ 1,000   $ 1,000
Ending Account Value 10/31/04         $ 1,025   $ 1,025   $ 1,025
Expenses Paid per $1,000*             $  4.84   $  4.84   $  6.11

                                       COMMON   ADVISOR
ANNUALIZED EXPENSE RATIOS*             CLASS     CLASS    CLASS A
                                      -------   -------   -------
                                         0.95%     0.95%     1.20%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Foreign Bonds                            60.6%
Corporate Bonds                          14.4%
US Agencies                              14.0%
Cash/Money Markets                        7.2%
Asset-backed Securities                   2.1%
Mortgage-backed Securities                1.5%
Preferred Stocks                          0.2%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

         PAR(1)                                                    RATINGS+
         (000)                                                  (S&P/MOODY'S)     MATURITY       RATE%          VALUE
         ------                                                 -------------     --------       -----          -----
BONDS (98.5%)
AUSTRALIA (0.2%)
REAL ESTATE (0.2%)
 $  210(A)  Westfield Capital Corp., Rule 144A, Notes++           (A , A2)        11/15/14       5.125     $       210,830
                                                                                                           ---------------
TOTAL AUSTRALIA                                                                                                    210,830
                                                                                                           ---------------
AUSTRIA (0.6%)
BANKS (0.6%)
 80,000(B)  Osterreichische Kontrollbank AG, Global
             Government Guaranteed Notes                         (AAA , Aaa)      03/22/10       1.800             795,555
                                                                                                           ---------------
TOTAL AUSTRIA                                                                                                      795,555
                                                                                                           ---------------
BELGIUM (5.2%)
SOVEREIGN (5.2%)
  1,000(C)  Kingdom of Belgium                                   (AA+ , Aa1)      03/28/07       6.250           1,379,389
  1,000(C)  Kingdom of Belgium                                   (AA+ , Aa1)      03/28/09       3.750           1,306,985
  3,000(C)  Kingdom of Belgium                                   (AA+ , Aa1)      03/28/28       5.500           4,339,918
                                                                                                           ---------------
TOTAL BELGIUM                                                                                                    7,026,292
                                                                                                           ---------------
BERMUDA (0.1%)
INSURANCE (0.1%)
    130(A)  Everest Reinsurance Holdings, Notes                   (A- , A3)       10/15/14       5.400             131,996
                                                                                                           ---------------
TOTAL BERMUDA                                                                                                      131,996
                                                                                                           ---------------
BRAZIL (0.4%)
SOVEREIGN (0.4%)
    322(A)  Federal Republic of Brazil, Restructured Debt
             Bonds#                                              (BB- , B1)       04/15/12       3.125             295,998
    295(A)  Federal Republic of Brazil, Restructured Debt
             Bonds (Callable 04/15/05 @ $100.00)                 (BB- , B2)       04/15/14       8.000             294,387
                                                                                                           ---------------
TOTAL BRAZIL                                                                                                       590,385
                                                                                                           ---------------
CANADA (2.7%)
CHEMICALS (0.1%)
    185(A)  Methanex Corp., Yankee Notes                        (BBB- , Ba1)      08/15/05       7.750             191,475
                                                                                                           ---------------
FOREST PRODUCTS, PAPER (0.1%)
    190(A)  Tembec Industries, Inc., Global Company
             Guaranteed Notes                                    (BB- , Ba3)      03/15/12       7.750             187,150
                                                                                                           ---------------
MEDIA (0.1%)
    130(A)  Thomson Corp., Global Notes                           (A- , A3)       01/05/12       6.200             144,216
                                                                                                           ---------------
OIL & GAS (0.1%)
     65(A)  Canadian Natural Resources, Ltd., Yankee Notes      (BBB+ , Baa1)     07/15/11       6.700              73,371
                                                                                                           ---------------
PIPELINES (0.1%)
     75(A)  Trans-Canada Pipelines, Ltd., Yankee Bonds            (A- , A2)       01/15/15       4.875              75,843
                                                                                                           ---------------
RETAIL (0.9%)
    650(D)  Finning International, Inc.                          (BBB+ , NR)      05/30/13       5.625           1,170,503
                                                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

         PAR(1)                                                    RATINGS+
         (000)                                                  (S&P/MOODY'S)     MATURITY       RATE%          VALUE
         ------                                                 -------------     --------       -----          -----
BONDS
CANADA
SOVEREIGN (1.3%)
$ 180,000(B) Government of Canada                                (AAA , Aaa)      03/23/09       1.900     $     1,797,325
                                                                                                           ---------------
TOTAL CANADA                                                                                                     3,639,883
                                                                                                           ---------------
CHILE (0.1%)
ELECTRIC (0.1%)
      125(A)  Compania Nacional de Transmision Electrica
               SA, Global Senior Notes                           (A- , Baa1)      04/15/11       7.875             145,732
                                                                                                           ---------------
TOTAL CHILE                                                                                                        145,732
                                                                                                           ---------------
COLOMBIA (0.2%)
SOVEREIGN (0.2%)
      290(A)  Republic of Colombia, Global Notes                 (BB , Ba2)       01/23/12      10.000             324,800
                                                                                                           ---------------
TOTAL COLOMBIA                                                                                                     324,800
                                                                                                           ---------------
FRANCE (8.8%)
DIVERSIFIED FINANCIALS (2.0%)
    1,000(C)  Banque Psa Finance, Series EMTN, Notes              (A- , A2)       01/30/07       4.875           1,326,577
      500(C)  CIE Financement Foncier, Series EMTN, Notes        (AAA , Aaa)      01/29/14       4.250             650,332
      500(C)  RCI Banque                                         (BBB+ , A3)      02/11/08       4.250             655,918
                                                                                                           ---------------
                                                                                                                 2,632,827
                                                                                                           ---------------
FOOD (0.9%)
      680(D)  Carrefour SA, Series EMTN, Senior
               Unsubordinated Notes                               (A+ , A1)       12/19/12       5.375           1,242,579
                                                                                                           ---------------
OIL & GAS (0.5%)
      500(C)  Technip SA, Notes                                  (BBB+ , NR)      05/26/11       4.625             657,613
                                                                                                           ---------------
SOVEREIGN (3.1%)
    2,000(C)  Government of France                               (AAA , Aaa)      04/25/07       5.500           2,718,431
    1,100(C)  Government of France                               (AAA , Aaa)      10/25/16       5.000           1,525,562
                                                                                                           ---------------
                                                                                                                 4,243,993
                                                                                                           ---------------
TELECOMMUNICATIONS (0.6%)
      552(C)  France Telecom SA, Series EMTN, Senior
               Unsubordinated Notes                             (BBB+ , Baa2)     12/23/09       7.000             808,063
                                                                                                           ---------------
WATER (1.7%)
    1,100(C)  Suez SA, Bonds                                      (A- , NR)       10/13/09       5.875           1,543,387
      500(C)  Veolia Environnement, Series EMTN,
               Senior Notes                                     (BBB , Baa1)      06/27/08       5.875             691,077
                                                                                                           ---------------
                                                                                                                 2,234,464
                                                                                                           ---------------
TOTAL FRANCE                                                                                                    11,819,539
                                                                                                           ---------------
GERMANY (8.8%)
BANKS (1.1%)
  150,000(B)  Landwirtschaftliche Rentenbank, Series EMTN,
               Unsubordinated Notes                              (AAA , Aaa)      04/25/13       1.375           1,423,679
                                                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

         PAR(1)                                                    RATINGS+
         (000)                                                  (S&P/MOODY'S)     MATURITY       RATE%          VALUE
         ------                                                 -------------     --------       -----          -----
BONDS
GERMANY
SOVEREIGN (7.7%)
$ 1,000(C)  Federal Republic of Germany                          (AAA , Aaa)      01/04/07       6.000     $     1,365,401
  2,500(C)  Federal Republic of Germany                          (AAA , Aaa)      08/17/07       4.500           3,339,642
  1,400(C)  Federal Republic of Germany                          (AAA , Aaa)      01/04/12       5.000           1,934,756
  2,000(C)  Federal Republic of Germany                          (AAA , Aaa)      01/04/13       4.500           2,683,793
    700(C)  Federal Republic of Germany                          (AAA , Aaa)      01/04/28       5.625           1,030,247
                                                                                                           ---------------
                                                                                                                10,353,839
                                                                                                           ---------------
TOTAL GERMANY                                                                                                   11,777,518
                                                                                                           ---------------
IRELAND (1.0%)
BANKS (1.0%)
  1,000(C)  Depfa ACS Bank, Rule 144A++                          (AAA , Aaa)      04/15/08       3.250           1,285,696
                                                                                                           ---------------
TOTAL IRELAND                                                                                                    1,285,696
                                                                                                           ---------------
ITALY (8.8%)
SOVEREIGN (8.8%)
  3,000(C)  Republic of Italy                                    (AA- , Aa2)      02/01/06       2.750           3,833,786
  2,500(C)  Republic of Italy                                    (AA- , Aa2)      03/01/07       4.500           3,319,658
  1,000(C)  Republic of Italy                                    (AA- , Aa2)      11/01/07       6.000           1,391,195
  1,000(C)  Republic of Italy                                    (AA- , Aa3)      05/01/09       4.500           1,348,643
190,000(B)  Republic of Italy                                    (AA- , Aa2)      02/23/10       1.800           1,887,654
                                                                                                           ---------------
TOTAL ITALY                                                                                                     11,780,936
                                                                                                           ---------------
JAPAN (2.9%)
ELECTRIC (1.0%)
  1,000(C)  Tokyo Electric Power Company, Inc.,
             Euro Notes                                          (AA- , Aa3)      03/27/07       5.125           1,339,265
                                                                                                           ---------------
MULTI-NATIONAL (1.1%)
   150,000  European Investment Bank, Series EMTN                (AAA , Aaa)      09/20/07       2.125           1,484,883
                                                                                                           ---------------
SOVEREIGN (0.8%)
    50,000  Development Bank of Japan, Euro Government
             Guaranteed Notes                                    (AA- , Aa1)      12/20/06       2.875             497,744
    80,000  Development Bank of Japan, Series INTL,
             Global Government Guaranteed Notes                  (AA- , Aa1)      06/20/23       1.050             623,623
                                                                                                           ---------------
                                                                                                                 1,121,367
                                                                                                           ---------------
TOTAL JAPAN                                                                                                      3,945,515
                                                                                                           ---------------
LUXEMBOURG (0.6%)
MISCELLANEOUS MANUFACTURING (0.1%)
    100(A)  Tyco International Group SA, Yankee Company
             Guaranteed Notes                                   (BBB , Baa3)      10/15/11       6.375             111,474
                                                                                                           ---------------
TELECOMMUNICATIONS (0.5%)
    500(C)  SES Global, Company Guaranteed Notes                (BBB+ , Baa2)     11/19/08       4.500             659,540
                                                                                                           ---------------
TOTAL LUXEMBOURG                                                                                                   771,014
                                                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

         PAR(1)                                                    RATINGS+
         (000)                                                  (S&P/MOODY'S)     MATURITY       RATE%          VALUE
         ------                                                 -------------     --------       -----          -----
BONDS
MALAYSIA (0.3%)
OIL & GAS (0.3%)
 $  320(A)  Petroliam Nasional Berhad, Rule 144A, Bonds++        (A- , Baa1)      08/15/15       7.750     $       392,360
                                                                                                           ---------------
TOTAL MALAYSIA                                                                                                     392,360
                                                                                                           ---------------
MEXICO (0.5%)
SOVEREIGN (0.5%)
    195(A)  United Mexican States, Global Notes                 (BBB- , Baa2)     01/14/11       8.375             230,587
     60(A)  United Mexican States, Global Notes                 (BBB- , Baa2)     04/08/33       7.500              64,110
    365(A)  United Mexican States, Series MTN,
             Global Notes                                       (BBB- , Baa2)     01/16/13       6.375             388,725
                                                                                                           ---------------
TOTAL MEXICO                                                                                                       683,422
                                                                                                           ---------------
NETHERLANDS (6.5%)
ELECTRIC (1.0%)
  1,000(C)  Essent NV, Euro Company Guaranteed Notes              (A , A2)        06/25/13       4.500           1,290,441
                                                                                                           ---------------
SOVEREIGN (4.7%)
  2,190(C)  Government of the Netherlands                        (AAA , Aaa)      07/15/09       3.750           2,860,035
  2,500(C)  Government of the Netherlands                        (AAA , Aaa)      07/15/12       5.000           3,462,146
                                                                                                           ---------------
                                                                                                                 6,322,181
                                                                                                           ---------------
TELECOMMUNICATIONS (0.8%)
    280(A)  Deutsche Telekom International Finance BV,
             Global Company Guaranteed Notes                    (BBB+ , Baa2)     06/15/30       8.250             370,584
    550(C)  Olivetti Finance NV, Series EMTN, Company
             Guaranteed Notes                                   (BBB+ , Baa2)     01/24/08       5.875             755,028
                                                                                                           ---------------
                                                                                                                 1,125,612
                                                                                                           ---------------
TOTAL NETHERLANDS                                                                                                8,738,234
                                                                                                           ---------------
NEW ZEALAND (3.2%)
SOVEREIGN (3.2%)
     6,360  Government of New Zealand, Bonds                     (AAA , Aaa)      04/15/15       6.000           4,342,378
                                                                                                           ---------------
TOTAL NEW ZEALAND                                                                                                4,342,378
                                                                                                           ---------------
NORWAY (1.5%)
DIVERSIFIED FINANCIALS (1.3%)
180,000(B)  Eksportfinans ASA, Global Bonds                      (AA+ , Aaa)      06/21/10       1.800           1,788,111
                                                                                                           ---------------
OIL & GAS (0.2%)
    105(A)  Norsk Hydro ASA, Yankee Debentures                    (A , A2)        06/15/23       7.750             131,307
     45(A)  Norsk Hydro ASA, Yankee Debentures                    (A , A2)        11/15/25       7.150              53,494
                                                                                                           ---------------
                                                                                                                   184,801
                                                                                                           ---------------
TOTAL NORWAY                                                                                                     1,972,912
                                                                                                           ---------------
RUSSIA (0.5%)
SOVEREIGN (0.5%)
    720(A)  Government of Russia, Series V, Debentures           (BB+ , Ba2)      05/14/08       3.000             666,000
                                                                                                           ---------------
TOTAL RUSSIA                                                                                                       666,000
                                                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

         PAR(1)                                                    RATINGS+
         (000)                                                  (S&P/MOODY'S)     MATURITY       RATE%          VALUE
         ------                                                 -------------     --------       -----          -----
BONDS
SOUTH KOREA (0.4%)
BANKS (0.4%)
 $  520(A)  Korea Development Bank, Global Notes                  (A- , A3)       07/20/09       4.750     $       537,930
                                                                                                           ---------------
TOTAL SOUTH KOREA                                                                                                  537,930
                                                                                                           ---------------
SPAIN (7.5%)
SOVEREIGN (7.5%)
  2,600(C)  Kingdom of Spain                                     (AA+ , Aaa)      01/31/06       3.200           3,342,720
 50,000(B)  Kingdom of Spain                                     (AA+ , Aaa)      09/20/06       3.100             496,142
     1,800  Kingdom of Spain                                     (AA+ , Aaa)      03/31/07       7.350           2,543,047
  1,000(C)  Kingdom of Spain                                     (AA+ , Aaa)      07/30/09       5.150           1,385,117
     1,550  Kingdom of Spain                                     (AA+ , Aaa)      07/30/32       5.750           2,333,479
                                                                                                           ---------------
TOTAL SPAIN                                                                                                     10,100,505
                                                                                                           ---------------
SWEDEN (0.6%)
TELECOMMUNICATIONS (0.6%)
    650(C)  Vattenfall Treasury AB, Series EMTN, Company
             Guaranteed Notes                                     (A- , A3)       04/29/24       5.375             853,097
                                                                                                           ---------------
TOTAL SWEDEN                                                                                                       853,097
                                                                                                           ---------------
UNITED KINGDOM (2.7%)
BANKS (1.7%)
  1,500(C)  HBOS Treasury Services PLC                           (AAA , Aaa)      07/26/10       3.750           1,931,675
    400(A)  Royal Bank of Scotland Group PLC, Series 3,
             Perpetual Global Bonds
             (Callable 12/31/05 @ $100.00)                        (A , A1)        11/29/49       7.816             421,213
                                                                                                           ---------------
                                                                                                                 2,352,888
                                                                                                           ---------------
SOVEREIGN (1.0%)
       700  UK Treasury Bonds                                    (AAA , Aaa)      03/07/12       5.000           1,305,451
                                                                                                           ---------------
TOTAL UNITED KINGDOM                                                                                             3,658,339
                                                                                                           ---------------
UNITED STATES (34.0%)
AEROSPACE & DEFENSE (0.3%)
       285  Goodrich Corp., Notes~                              (BBB- , Baa3)     04/15/08       7.500             319,367
       130  L-3 Communications Corp., Global Company
             Guaranteed Notes
             (Callable 07/15/08 @ $103.06)                       (BB- , Ba3)      07/15/13       6.125             135,525
                                                                                                           ---------------
                                                                                                                   454,892
                                                                                                           ---------------
ASSET BACKED SECURITIES (2.3%)
       389  Capital Auto Receivables Asset Trust,
             Series 2002-5, Class A3B++++                        (AAA , Aaa)      04/17/06       2.300             389,440
       935  Carmax Auto Owner Trust, Series 2001-2,
             Class A4++++#                                       (AAA , Aaa)      12/15/06       3.940             940,573
        85  CNH Equipment Trust, Series 2002-A, Class
             A3++++#                                             (AAA , Aaa)      07/17/06       2.120              84,884
        20  Conseco Finance, Series 2000-D, Class A4++++#        (AAA , Aaa)      12/15/25       8.170              20,395
       975  DaimlerChrysler Auto Trust, Series 2004-B,
             Class A4++++                                        (AAA , Aaa)      10/08/09       3.710             982,922

                 See Accompanying Notes to Financial Statements.

         PAR(1)                                                    RATINGS+
         (000)                                                  (S&P/MOODY'S)     MATURITY       RATE%          VALUE
         ------                                                 -------------     --------       -----          -----
BONDS
UNITED STATES
ASSET BACKED SECURITIES

$      625  Honda Auto Receivables Owner Trust,
             Series 2003-1, Class A4++++                         (AAA , Aaa)      07/18/08       2.480     $       621,680
                                                                                                           ---------------
                                                                                                                 3,039,894
                                                                                                           ---------------
AUTOMOBILE MANUFACTURERS (0.2%)
        80  Ford Motor Co., Global Notes                        (BBB- , Baa1)     07/16/31       7.450              78,132
       165  General Motors Corp., Global Debentures~            (BBB- , Baa2)     07/15/33       8.375             172,175
                                                                                                           ---------------
                                                                                                                   250,307
                                                                                                           ---------------
AUTOMOBILE PARTS & EQUIPMENT (0.1%)
       195  Collins & Aikman Products Corp., Rule 144A,
             Senior Subordinated Notes++~                         (B- , B3)       08/15/12      12.875             169,650
                                                                                                           ---------------
BANKS (0.5%)
       210  Bank of America Corp., Global Notes                  (A+ , Aa2)       10/01/10       4.250             211,752
       330  Bank of America Corp., Global Senior Notes           (A+ , Aa2)       01/15/08       3.875             335,729
       100  National City Bank, Series BKNT, Notes               (A+ , Aa3)       08/01/09       4.150             101,402
                                                                                                           ---------------
                                                                                                                   648,883
                                                                                                           ---------------
BUILDING MATERIALS (0.3%)
       330  American Standard, Inc., Company
             Guaranteed Notes                                   (BBB- , Ba2)      02/15/10       7.625             380,325
                                                                                                           ---------------
CHEMICALS (0.4%)
       120  Huntsman Company LLC, Global Company
             Guaranteed Notes (Callable 10/15/07 @
             $ 105.81)                                            (B , B2)        10/15/10      11.625             142,050
       130  Lyondell Chemicals Co., Global Company
             Guaranteed Notes
             (Callable 06/01/08 @ $105.25)~                       (B+ , B1)       06/01/13      10.500             154,050
       200  RPM International, Inc., Senior Notes               (BBB , Baa3)      10/15/09       4.450             198,979
                                                                                                           ---------------
                                                                                                                   495,079
                                                                                                           ---------------
COMMERCIAL SERVICES (0.1%)
       185  Iron Mountain, Inc., Company Guaranteed Notes
             (Callable 07/01/08 @ $103.31)                       (B , Caa1)       01/01/16       6.625             185,000
                                                                                                           ---------------
DIVERSIFIED FINANCIALS (3.1%)
       135  Capital One Bank, Subordinated Notes                (BBB- , Baa3)     06/13/13       6.500             148,496
       270  Countrywide Home Loans, Inc., Global Notes^^^         (A , A3)        12/19/07       4.250             275,212
       105  Countrywide Home Loans, Inc., Series MTN,
             Global Notes^^^                                      (A , A3)        09/15/09       4.125             105,081
        45  Farmers Exchange Capital, Rule 144A, Notes++        (BBB+ , Baa3)     07/15/28       7.050              45,704
       395  FMR Corp., Rule 144A, Notes++                        (AA , Aa3)       03/01/13       4.750             398,984
       185  Ford Motor Credit Co., Global Notes                  (BBB- , A3)      01/25/07       6.500             194,472
       185  General Electric Capital Corp., Series MTNA,
             Global Notes++++                                    (AAA , Aaa)      12/15/09       3.750             184,374
       320  General Electric Capital Corp., Series MTNA,
             Global Notes++++                                    (AAA , Aaa)      06/15/12       6.000             351,887

                 See Accompanying Notes to Financial Statements.

         PAR(1)                                                    RATINGS+
         (000)                                                  (S&P/MOODY'S)     MATURITY       RATE%          VALUE
         ------                                                 -------------     --------       -----          -----
BONDS
UNITED STATES
DIVERSIFIED FINANCIALS

$      275  General Motors Acceptance Corp., Series MTN,
             Notes~                                              (BBB- , A3)      12/10/07       4.375     $       275,371
       175  Goldman Sachs Group L.P., Notes^^^                   (A+ , Aa3)       10/01/14       5.000             175,290
       585  Household Finance Corp., Global Notes^^^              (A , A1)        12/15/08       4.125             594,421
       135  Household Finance Corp., Global Notes^^^              (A , A1)        07/15/10       8.000             160,482
       110  JPMorgan Chase & Co., Global Subordinated
             Notes^^^                                             (A , A1)        09/15/14       5.125             111,984
       200  Lehman Brothers Holdings, Inc., Series MTNG,
             Global Notes                                         (A , A1)        11/30/10       4.375             201,979
       190  MBNA America Bank, Rule 144A, Subordinated
             Notes++                                            (BBB , Baa2)      03/15/08       6.750             208,111
       170  Merrill Lynch & Company, Inc., Notes                 (A+ , Aa3)       07/15/14       5.450             177,873
       200  Merrill Lynch & Company, Inc., Series MTNB,
             Notes                                               (A+ , Aa3)       03/10/06       2.470             200,102
        40  Morgan Stanley, Global Subordinated Notes             (A , A1)        04/01/14       4.750              39,259
       250  SLM Corp., Series MTNA, Notes^^^                      (A , A2)        01/15/09       4.000             251,623
                                                                                                           ---------------
                                                                                                                 4,100,705
                                                                                                           ---------------
ELECTRIC (1.2%)
       175  AES Corp., Senior Notes~                              (B- , B2)       06/01/09       9.500             202,563
       200  American Electric Power Company, Inc.,
             Series A, Global Notes                             (BBB , Baa3)      05/15/06       6.125             209,421
       100  Cincinnati Gas & Electric Co., Notes                (BBB , Baa1)      09/15/12       5.700             107,022
       100  Consolidated Edison Company of New York,
             Debentures                                           (A , A1)        02/01/13       4.875             102,663
        70  Constellation Energy Group, Inc., Notes             (BBB , Baa1)      04/01/07       6.350              74,949
       120  Detroit Edison Co., First Mortgage Notes              (A- , A3)       08/01/14       5.400             126,940
       175  FirstEnergy Corp., Series C, Global Notes           (BB+ , Baa3)      11/15/31       7.375             200,023
       125  FPL Group Capital, Inc., Company Guaranteed
             Notes                                                (A- , A2)       09/15/06       7.625             135,486
       150  FPL Group Capital, Inc., Notes                        (A- , A2)       04/11/06       3.250             151,073
       300  Oklahoma Gas & Electric Co., Bonds
             (Callable 08/01/14 @ $103.25)                       (BBB+ , A2)      08/01/34       6.500             313,893
                                                                                                           ---------------
                                                                                                                 1,624,033
                                                                                                           ---------------
ENTERTAINMENT (0.2%)
       115  AMC Entertainment, Inc., Senior Subordinated
             Notes (Callable 02/01/05 @ $103.17)                 (CCC+ , B3)      02/01/11       9.500             119,313
       175  Six Flags, Inc., Global Senior Notes
             (Callable 02/01/05 @ 104.75)~                       (CCC+ , B3)      02/01/09       9.500             175,656
                                                                                                           ---------------
                                                                                                                   294,969
                                                                                                           ---------------
ENVIRONMENTAL CONTROL (0.2%)
        90  Allied Waste North America, Inc., Senior Notes
             (Callable 04/15/08 @ $103.94)                       (BB- , Ba3)      04/15/13       7.875              92,025

                 See Accompanying Notes to Financial Statements.

         PAR(1)                                                    RATINGS+
         (000)                                                  (S&P/MOODY'S)     MATURITY       RATE%          VALUE
         ------                                                 -------------     --------       -----          -----
BONDS
UNITED STATES
ENVIRONMENTAL CONTROL
$      195  Allied Waste North America, Inc., Series B,
             Global Senior Notes (Callable 04/15/09 @
             $103.69)~                                            (B+ , B2)       04/15/14       7.375     $       181,350
                                                                                                           ---------------
                                                                                                                   273,375
                                                                                                           ---------------
FOOD (0.2%)
       170  ConAgra Foods, Inc., Notes                          (BBB+ , Baa1)     09/15/05       7.500             176,403
       115  Land O' Lakes, Inc., Global Senior Notes
             (Callable 11/15/06 @ $104.38)~                       (B- , B3)       11/15/11       8.750             106,950
                                                                                                           ---------------
                                                                                                                   283,353
                                                                                                           ---------------
FOREST PRODUCTS, PAPER (0.3%)
       300  Georgia-Pacific Corp., Global Company
             Guaranteed Notes                                    (BB+ , Ba2)      02/01/10       8.875             354,750
                                                                                                           ---------------
GAS (0.1%)
       135  Sempra Energy, Notes                                (BBB+ , Baa1)     12/01/05       6.950             140,783
                                                                                                           ---------------
HOLDING COMPANIES-DIVERSIFIED (1.4%)
200,000(B)  GE Financial Assurance Holdings, Inc., Global
             Notes                                                (A , A2)        06/20/11       1.600           1,855,630
                                                                                                           ---------------
HOME BUILDERS (0.4%)
       205  D.R. Horton, Inc., Senior Notes                      (BB+ , Ba1)      05/01/13       6.875             222,937
       200  KB Home, Senior Subordinated Notes                   (BB- , Ba2)      12/15/08       8.625             227,500
        65  NVR, Inc., Senior Notes                             (BB+ , Baa3)      06/15/10       5.000              65,488
                                                                                                           ---------------
                                                                                                                   515,925
                                                                                                           ---------------
HOUSEHOLD PRODUCTS (0.1%)
       115  Johnsondiversey, Inc., Series B, Global
             Company Guaranteed Notes (Callable 05/15/07
             @ $104.81)                                           (B , B2)        05/15/12       9.625             129,950
                                                                                                           ---------------
INSURANCE (1.0%)
       470  American International Group, Inc., Global
             Notes++++#                                          (AAA , Aaa)      05/15/13       4.250             457,951
       475  Genworth Financial, Inc., Notes                       (A , A2)        06/15/14       5.750             504,374
       340  MetLife, Inc., Senior Notes                           (A , A2)        11/24/13       5.000             343,089
        80  Nationwide Mutual Insurance Co., Rule 144A,
             Bonds (Callable 04/15/14 @ $100.00)++                (A- , A2)       04/15/34       6.600              78,822
                                                                                                           ---------------
                                                                                                                 1,384,236
                                                                                                           ---------------
IRON & STEEL (0.3%)
       290  AK Steel Corp., Company Guaranteed Notes
             (Callable 02/15/05 @ $102.65)~                       (B+ , B3)       02/15/09       7.875             295,800
       160  International Steel Group, Inc., Global Senior
             Notes                                               (BB , Ba3)       04/15/14       6.500             172,000
                                                                                                           ---------------
                                                                                                                   467,800
                                                                                                           ---------------
LODGING (0.4%)
       135  Caesars Entertainment, Inc., Global Senior
             Notes~                                              (BB+ , Ba1)      04/15/13       7.000             152,381
       225  MGM Mirage, Rule 144A, Senior Notes++                (BB+ , Ba1)      09/01/12       6.750             239,625

                 See Accompanying Notes to Financial Statements.

         PAR(1)                                                    RATINGS+
         (000)                                                  (S&P/MOODY'S)     MATURITY       RATE%          VALUE
         ------                                                 -------------     --------       -----          -----
BONDS
UNITED STATES
LODGING
$      115  Windsor Woodmont Black Hawk, Series B, First
             Mortgage Notes~~~                                    (NR , NR)       03/15/05      13.000     $       115,288
                                                                                                           ---------------
                                                                                                                   507,294
                                                                                                           ---------------
MEDIA (1.6%)
       250  CCO Holdings LLC, Global Senior Notes
             (Callable 11/15/08 @ $104.38)~                      (CCC- , B3)      11/15/13       8.750             250,625
        75  Comcast Cable Communications Holdings, Inc.,
             Global Company Guaranteed Notes                    (BBB , Baa3)      03/15/13       8.375              92,162
       200  Comcast Cable Communications, Inc., Senior
             Notes                                              (BBB , Baa3)      01/30/11       6.750             224,650
        75  Cox Communications, Inc., Notes~                    (BBB , Baa3)      06/15/05       6.875              76,803
       220  CSC Holdings, Inc., Series B, Senior Notes           (BB- , B1)       07/15/09       8.125             243,100
       180  Dex Media West LLC, Series B, Global Senior
             Subordinated Notes
             (Callable 08/15/08 @ $104.94)                        (B , B2)        08/15/13       9.875             213,750
        85  EchoStar DBS Corp., Global Senior Notes              (BB- , Ba3)      10/01/11       6.375              88,506
       115  EchoStar DBS Corp., Rule 144A, Company
             Guaranteed Notes++                                  (BB- , Ba3)      10/01/14       6.625             118,163
       155  Liberty Media Corp., Global Senior Notes#           (BBB- , Baa3)     09/17/06       3.380             156,799
       160  Mediacom LLC/Capital Corp., Senior Notes
             (Callable 01/15/06 @ $104.75)~                       (B+ , B3)       01/15/13       9.500             157,600
       150  News America Holdings, Inc., Company
             Guaranteed Notes~                                  (BBB- , Baa3)     02/01/13       9.250             194,412
       170  News America, Inc., Company Guaranteed Notes        (BBB- , Baa3)     11/30/28       7.625             203,828
        90  Time Warner, Inc., Global Company
             Guaranteed Notes                                   (BBB+ , Baa1)     04/15/31       7.625             106,965
                                                                                                           ---------------
                                                                                                                 2,127,363
                                                                                                           ---------------
MISCELLANEOUS MANUFACTURING (0.2%)
       245  Textron, Inc., Senior Notes                           (A- , A3)       08/01/10       4.500             251,245
                                                                                                           ---------------
MORTGAGE BACKED SECURITIES (16.4%)
       230  Bear Stearns Commercial Mortgage
             Securities, Inc., Series 2002-TOP6, Class A2        (AAA , Aaa)      10/15/36       6.460             257,773
       710  Fannie Mae Global Notes++++                          (AAA , Aaa)      11/15/10       6.625             813,848
 100,000(B) Fannie Mae Global Senior Notes++++                   (AAA , Aaa)      10/09/07       2.125             991,715
       572  Fannie Mae Pool #703337++++                          (AAA , Aaa)      04/01/33       5.500             583,902
     1,308  Fannie Mae Pool #725248++++                          (AAA , Aaa)      03/01/34       5.000           1,307,277
     1,144  Fannie Mae Pool #733035++++                          (AAA , Aaa)      08/01/33       4.500           1,112,750
     4,066  Fannie Mae Pool #743466++++                          (AAA , Aaa)      10/01/33       6.000           4,223,150
       423  Fannie Mae Pool #757490++++                          (AAA , Aaa)      01/01/34       5.500             431,934
       832  Fannie Mae Pool #763676++++                          (AAA , Aaa)      01/01/34       5.500             848,551
       775  Federal Home Loan Bank Global Bonds++++~             (AAA , Aaa)      06/18/14       5.250             827,389
     4,325  FHLMC TBA                                            (AAA , Aaa)      12/01/99       5.500           4,406,094
     2,450  FNMA TBA                                             (AAA , Aaa)      12/01/99       6.500           2,576,327

                 See Accompanying Notes to Financial Statements.

         PAR(1)                                                    RATINGS+
         (000)                                                  (S&P/MOODY'S)     MATURITY       RATE%          VALUE
         ------                                                 -------------     --------       -----          -----
BONDS
UNITED STATES
MORTGAGE BACKED SECURITIES
$      545  Freddie Mac Global Notes++++                         (AAA , Aaa)      11/15/13       4.875     $       564,516
     1,190  Freddie Mac Global Subordinated Notes++++            (AAA , Aaa)      03/21/11       5.875           1,302,228
       498  JPMorgan Chase Commercial Mortgage
             Securities Corp., Series 2004-CB9,
             Class A1++++                                        (AAA , Aaa)      06/12/41       3.475             497,603
     1,335  LB-UBS Commercial Mortgage Trust,
             Series 2004-C2, Class A4++++                        (AAA , Aaa)      03/15/36       4.367           1,315,084
                                                                                                           ---------------
                                                                                                                22,060,141
                                                                                                           ---------------
OIL & GAS (1.1%)
       175  Chesapeake Energy Corp., Senior Notes
             (Callable 01/15/09 @ $103.44)                       (BB- , Ba3)      01/15/16       6.875             188,125
       100  Devon Financing Corp. ULC, Global Company
             Guaranteed Notes                                   (BBB , Baa2)      09/30/11       6.875             114,663
       280  Giant Industries, Inc., Senior Subordinated
             Notes (Callable 05/15/09 @ 104.00)                   (B- , B3)       05/15/14       8.000             293,300
        70  Pemex Project Funding Master Trust, Rule
             144A, Notes++#                                     (BBB- , Baa1)     06/15/10       3.180              71,365
       385  Pioneer Natural Resources Co., Senior Notes         (BBB- , Baa3)     07/15/16       5.875             409,791
       190  Premcor Refining Group, Inc., Company
             Guaranteed Notes (Callable 05/01/09
             @ 103.38)                                           (BB- , Ba3)      05/01/14       6.750             201,400
       140  SEACOR Holdings, Inc., Notes                        (BBB , Baa3)      10/01/12       5.875             139,540
                                                                                                           ---------------
                                                                                                                 1,418,184
                                                                                                           ---------------
PACKAGING & CONTAINERS (0.2%)
        80  Owens-Brockway Glass Containers,
             Global Secured Notes
             (Callable 11/15/07 @ $104.38)                       (BB- , B2)       11/15/12       8.750              90,600
       210  Owens-Illinois, Inc., Debentures~                    (B , Caa1)       05/15/10       7.500             220,500
                                                                                                           ---------------
                                                                                                                   311,100
                                                                                                           ---------------
PHARMACEUTICALS (0.0%)
        40  Wyeth, Notes#                                        (A , Baa1)       03/15/13       5.500              41,227
                                                                                                           ---------------
PIPELINES (0.2%)
       125  El Paso Production Holding Co., Global
             Company Guaranteed Notes (Callable
             06/01/08 @ $103.88)                                  (B- , B3)       06/01/13       7.750             130,937
       165  Williams Companies, Inc., Global Notes#~              (B+ , B3)       03/15/12       8.125             194,700
                                                                                                           ---------------
                                                                                                                   325,637
                                                                                                           ---------------
REAL ESTATE (0.0%)
        10  EOP Operating LP, Notes                             (BBB+ , Baa2)     10/01/10       4.650              10,170
        35  EOP Operating LP, Senior Notes                      (BBB+ , Baa2)     02/15/05       6.625              35,409
                                                                                                           ---------------
                                                                                                                    45,579
                                                                                                           ---------------
SEMICONDUCTORS (0.1%)
       185  Amkor Technology, Inc., Global Senior
             Notes (Callable 05/15/08 @ $103.88)~                 (B , B1)        05/15/13       7.750             160,488
                                                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

         PAR(1)                                                    RATINGS+
         (000)                                                  (S&P/MOODY'S)     MATURITY       RATE%          VALUE
         ------                                                 -------------     --------       -----          -----
BONDS
UNITED STATES
TELECOMMUNICATIONS (1.0%)

$       55  AT&T Wireless Services, Inc., Global Senior
             Notes                                              (BBB , Baa2)      03/01/31       8.750     $        74,064
       100  BellSouth Corp., Global Bonds                         (A , A2)        09/15/14       5.200             102,209
       185  Centennial Communications Corp.,
             Global Company Guaranteed Notes
             (Callable 06/15/08 @ $105.06)                      (CCC , Caa1)      06/15/13      10.125             201,650
       275  Motorola, Inc., Notes                               (BBB , Baa3)      11/16/07       4.608             283,370
       235  Nextel Communications, Inc., Senior Notes
             (Callable 03/15/09 @ $102.98)                       (BB , Ba3)       03/15/14       5.950             241,462
       135  SBC Communications, Inc., Global Notes                (A , A2)        09/15/14       5.100             136,201
        80  Sprint Capital Corp., Global Company
             Guaranteed Notes                                   (BBB- , Baa3)     03/15/32       8.750             105,145
       160  Verizon Wireless Capital LLC, Global Notes            (A+ , A3)       12/15/06       5.375             167,785
                                                                                                           ---------------
                                                                                                                 1,311,886
                                                                                                           ---------------
TRANSPORTATION (0.1%)
       125  Horizon Lines LLC, Rule 144A, Notes
             (Callable 11/01/08 @ $104.50)++                      (B- , B3)       11/01/12       9.000             135,781
                                                                                                           ---------------
TOTAL UNITED STATES                                                                                             45,745,464
                                                                                                           ---------------
VENEZUELA (0.4%)
SOVEREIGN (0.4%)
    215(A)  Republic of Venezeula, Global Notes                   (B , B2)        10/08/14       8.500             218,763
    385(A)  Republic of Venezuela, Euro-dollar Notes#             (B , B2)        04/20/11       3.090             334,000
                                                                                                           ---------------
TOTAL VENEZUELA                                                                                                    552,763
                                                                                                           ---------------
TOTAL BONDS (Cost $121,381,925)                                                                                132,489,095
                                                                                                           ---------------

    NUMBER OF
     SHARES
    ---------
COMMON STOCKS (0.0%)
UNITED STATES (0.0%)
FOOD (0.0%)
        16  Archibald Candy Corp.*^ (Cost $1,360)                                                                        0
                                                                                                           ---------------
TOTAL UNITED STATES                                                                                                      0
                                                                                                           ---------------
PREFERRED STOCK (0.3%)
UNITED STATES (0.3%)
TELECOMMUNICATIONS (0.3%)
       240  Centaur Funding Corp., Series B, Rule 144A++
             (Cost $279,079)                                                                                       315,150
                                                                                                           ---------------
TOTAL UNITED STATES                                                                                                315,150
                                                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

         PAR(1)
         (000)                                                                    MATURITY       RATE%          VALUE
         ------                                                                   --------       -----          -----
SHORT-TERM INVESTMENTS (10.9%)
$      550  Fannie Mae Discount Notes++++                                         11/16/04       1.760     $       549,597
     2,050  Fannie Mae Discount Notes++++                                         11/16/04       1.780           2,048,479
     3,820  United States Treasury Bills++++++^^++++                              01/20/05       1.870           3,804,850
     3,907  State Street Bank and Trust Co. Euro Time Deposit^^                   11/01/04       1.000           3,907,000

    NUMBER OF
     SHARES
    ---------
 4,383,413  State Street Navigator Prime Fund~~                                                                  4,383,413
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $14,693,339)                                                                 14,693,339
                                                                                                           ---------------

TOTAL INVESTMENTS AT VALUE (109.7%) (Cost $136,355,703)                                                        147,497,584

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.7%)                                                                  (13,003,896)
                                                                                                           ---------------

NET ASSETS (100.0%)                                                                                        $   134,493,688
                                                                                                           ===============

OPEN OPTION CONTRACTS WRITTEN

                             NUMBER OF       EXERCISE    EXPIRATION
NAME OF ISSUER               CONTRACTS        PRICE         DATE        VALUE
--------------               ---------       --------    ----------     ------
S&P 500 Index Put Option        75           $    1.9    11/20/2004    $  14,250
                                                                       =========

                            INVESTMENT ABBREVIATIONS
                             TBA = To be Announced.
                                 NR = Not Rated

(1) Unless otherwise indicated below, all securities are denominated in currency of the issuer's country of origin.

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $3,670,241 or 2.7% of net assets.

# Variable rate obligations -- The interest rate shown is the rate as of October 31, 2004.

~~~       Bond is currently in default.

*         Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

++++      Collateral segregated for futures contracts.

^^        Collateral segregated for TBA securities.

^^^       Collateral segregated for swap contracts.

++++++    A portion of the security is pledged as collateral for options written

~         Security or portion thereof is out on loan.

~~ Represents security purchased with cash collateral received for securities on loan.

(A)       Denominated in U.S. Dollar.

(B)       Denominated in Japanese Yen.

(C)       Denominated in Euro.

(D)       Denominated in British Pound Sterling.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS
    Investments at value, including collateral for securities
      on loan of $4,383,413 (Cost $136,355,703) (Note 1)                                     $   147,497,584(1)
    Cash                                                                                                 610
    Foreign currency at value (Cost $124,634)                                                        124,108
    Unrealized appreciation on forward currency contracts (Note 1)                                 3,360,512
    Interest receivable                                                                            1,994,070
    Receivable for fund shares sold                                                                1,040,242
    Receivable for investments sold                                                                  126,871
    Receivable on open swap contracts (Note 1)                                                         6,637
    Variation margin receivable (Note 1)                                                               4,883
    Prepaid expenses and other assets                                                                 30,582
                                                                                             ---------------
      Total Assets                                                                               154,186,099
                                                                                             ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                     58,347
    Administrative services fee payable (Note 2)                                                      39,372
    Distribution fee payable (Note 2)                                                                  1,233
    Payable for investments purchased                                                             11,693,336
    Payable upon return of securities loaned (Note 1)                                              4,383,413
    Unrealized depreciation on forward currency contracts (Note 1)                                 3,079,449
    Payable for fund shares redeemed                                                                 196,677
    Outstanding options written, at value (premiums received $34,274) (Note 1)                        14,250
    Directors' fee payable                                                                             4,268
    Other accrued expenses payable                                                                   222,066
                                                                                             ---------------
      Total Liabilities                                                                           19,692,411
                                                                                             ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                          12,911
    Paid-in capital (Note 5)                                                                     145,953,136
    Accumulated net investment loss                                                               (2,535,117)
    Accumulated net realized loss on investments, futures transactions,
      options written, swap contracts and foreign currency transactions                          (20,536,505)
    Net unrealized appreciation from investments, futures transactions,
      options written, swap contracts and foreign currency translations                           11,599,263
                                                                                             ---------------
      Net Assets                                                                             $   134,493,688
                                                                                             ===============
COMMON SHARES
    Net assets                                                                               $   128,815,936
    Shares outstanding                                                                            12,365,961
                                                                                             ---------------
    Net asset value, offering price, and redemption price per share                          $         10.42
                                                                                             ===============
ADVISOR SHARES
    Net assets                                                                               $        10,876
    Shares outstanding                                                                                   970
                                                                                             ---------------
    Net asset value, offering price, and redemption price per share                          $         11.21
                                                                                             ===============
A SHARES
    Net assets                                                                               $     5,666,876
    Shares outstanding                                                                               544,564
                                                                                             ---------------
    Net asset value and redemption price per share                                           $         10.41
                                                                                             ===============
    Maximum offering price per share (net asset value/(1-4.75%))                             $         10.93
                                                                                             ===============

(1) Including $4,295,338 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

INVESTMENT INCOME (NOTE 1)
    Interest                                                                                 $     4,730,254
    Dividends                                                                                         22,586
    Securities lending                                                                                 9,524
    Foreign taxes withheld                                                                              (156)
                                                                                             ---------------
      Total investment income                                                                      4,762,208
                                                                                             ---------------
EXPENSES
    Investment advisory fees (Note 2)                                                              1,316,066
    Administrative services fees (Note 2)                                                            242,213
    Distribution fees (Note 2)
      Class A                                                                                          8,261
    Transfer agent fees (Note 2)                                                                     330,957
    Custodian fees                                                                                    70,485
    Legal fees                                                                                        52,192
    Printing fees (Note 2)                                                                            46,866
    Registration fees                                                                                 40,674
    Insurance expense                                                                                 22,537
    Audit fees                                                                                        22,145
    Directors' fees                                                                                   16,873
    Commitment fees (Note 3)                                                                           3,470
    Miscellaneous expense                                                                              9,868
                                                                                             ---------------
      Total expenses                                                                               2,182,607
    Less: fees waived (Note 2)                                                                      (923,975)
                                                                                             ---------------
      Net expenses                                                                                 1,258,632
                                                                                             ---------------
       Net investment income                                                                       3,503,576
                                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FUTURES CONTRACTS,
   OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                             5,024,153
    Net realized loss from futures contracts                                                        (983,399)
    Net realized gain from options written                                                           640,997
    Net realized gain from swap contracts                                                             53,464
    Net realized loss on foreign currency transactions                                              (530,580)
    Net change in unrealized appreciation (depreciation) from investments                          3,864,708
    Net change in unrealized appreciation (depreciation) from futures contracts                      370,479
    Net change in unrealized appreciation (depreciation) from options written                         20,024
    Net change in unrealized appreciation (depreciation) from swap contracts                           6,637
    Net change in unrealized appreciation (depreciation) from foreign currency
      translations                                                                                    50,198
                                                                                             ---------------
    Net realized and unrealized gain from investments, futures contracts,
      options written, swap contracts and foreign currency related items                           8,516,681
                                                                                             ---------------
    Net increase in net assets resulting from operations                                     $    12,020,257
                                                                                             ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR        FOR THE YEAR
                                                                               ENDED              ENDED
                                                                         OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                         ----------------    ----------------
FROM OPERATIONS
  Net investment income                                                  $      3,503,576    $      3,624,642
  Net realized gain from investments, futures contracts, options
   written, swap contracts and foreign currency transactions                    4,204,635           9,199,604
  Net change in unrealized appreciation (depreciation) from
   investments, futures contracts, options written, swap contracts
   and foreign currency translations                                            4,312,046           4,573,489
                                                                         ----------------    ----------------
   Net increase in net assets resulting from operations                        12,020,257          17,397,735
                                                                         ----------------    ----------------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                                        (14,011,688)         (8,294,254)
   Advisor Class shares                                                            (1,152)             (3,046)
   Class A shares                                                                (220,507)            (19,720)
                                                                         ----------------    ----------------
   Net decrease in net assets resulting from dividends                        (14,233,347)         (8,317,020)
                                                                         ----------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                 60,555,684          81,649,704
  Reinvestment of dividends                                                    13,262,828           7,997,286
  Net asset value of shares redeemed                                          (73,458,503)        (71,061,130)
                                                                         ----------------    ----------------
   Net increase in net assets from capital share transactions                     360,009          18,585,860
                                                                         ----------------    ----------------
  Net increase (decrease) in net assets                                        (1,853,081)         27,666,575
NET ASSETS
  Beginning of year                                                           136,346,769         108,680,194
                                                                         ----------------    ----------------
  End of year                                                            $    134,493,688    $    136,346,769
                                                                         ================    ================
  Undistributed Net Investment Income (Loss)                             $     (2,535,117)   $      5,005,762
                                                                         ================    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                                 2004          2003         2002(1)        2001          2000
                                                              ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of year                          $    10.59    $     9.90    $     9.99    $     9.71    $    10.25
                                                              ----------    ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income                                            0.27(2)        0.28(2)       0.38(2)       0.53          0.56
  Net gain (loss) on investments, futures
    contracts, options written, swap contracts
    and foreign currency related items
    (both realized and unrealized)                                  0.70          1.11          0.03          0.21         (0.13)
                                                              ----------    ----------    ----------    ----------    ----------
      Total from investment operations                              0.97          1.39          0.41          0.74          0.43
                                                              ----------    ----------    ----------    ----------    ----------
LESS DIVIDENDS
  Dividends from net investment income                             (1.14)        (0.70)        (0.50)        (0.46)        (0.76)
  Dividends in excess of net investment income                        --            --            --            --         (0.21)
                                                              ----------    ----------    ----------    ----------    ----------
      Total dividends                                              (1.14)        (0.70)        (0.50)        (0.46)        (0.97)
                                                              ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF YEAR                                  $    10.42    $    10.59    $     9.90    $     9.99    $     9.71
                                                              ==========    ==========    ==========    ==========    ==========
      Total return(3)                                               9.63%        14.73%         4.27%         7.81%         4.37%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                      $  128,816    $  134,903    $  108,535    $  118,876    $  121,309
    Ratio of expenses to average net assets(4)                      0.95%         0.95%         0.95%         0.95%         0.97%
    Ratio of net investment income to average net assets            2.67%         2.69%         3.89%         5.15%         5.51%
    Decrease reflected in above operating expense
      ratios due to waivers                                         0.70%         0.76%         0.77%         0.58%         0.51%
  Portfolio turnover rate                                            224%          239%          150%          144%          101%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.87% to 3.89%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% for the year ended October 31, 2000. The Common Class shares' net operating expense ratio after reflecting these arrangements was .95% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003, 2002, and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

                                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                                 2004          2003         2002(1)        2001          2000
                                                              ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of year                          $    11.32    $    10.54    $    10.62    $    10.28    $    10.48
                                                              ----------    ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income                                             0.29(2)       0.24(2)       0.36(2)       0.51          0.52(2)
  Net gain (loss) on investments, futures
    contracts, options written, swap contracts
    and foreign currency related items
    (both realized and unrealized)                                  0.74          1.19          0.02          0.22         (0.12)
                                                              ----------    ----------    ----------    ----------    ----------
      Total from investment operations                              1.03          1.43          0.38          0.73          0.40
                                                              ----------    ----------    ----------    ----------    ----------
LESS DIVIDENDS
  Dividends from net investment income                             (1.14)        (0.65)        (0.46)        (0.39)        (0.60)
                                                              ----------    ----------    ----------    ----------    ----------
      Total dividends                                              (1.14)        (0.65)        (0.46)        (0.39)        (0.60)
                                                              ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF YEAR                                  $    11.21    $    11.32    $    10.54    $    10.62    $    10.28
                                                              ==========    ==========    ==========    ==========    ==========
      Total return(3)                                               9.54%        14.16%         3.71%         7.32%         3.88%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                      $       11    $       11    $       56    $      114    $       22
    Ratio of expenses to average net assets(4)                      0.95%         1.45%         1.45%         1.46%         1.47%
    Ratio of net investment income to average net assets            2.67%         2.22%         3.50%         4.62%         4.90%
    Decrease reflected in above operating expense
      ratios due to waivers                                         0.70%         0.76%         0.77%         0.60%         0.51%
  Portfolio turnover rate                                            224%          239%          150%          144%          101%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.50%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01% and .02% for the years ended October 31, 2001 and 2000, respectively. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 1.45% for the years ended October 31, 2001 and 2000, respectively. For the years ended October 31, 2004, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                             FOR THE YEAR ENDED OCTOBER 31, 2004
                                                                           ----------------------------------------
                                                                               2004          2003       2002(1),(2)
                                                                           ------------   -----------   -----------
PER SHARE DATA
  Net asset value, beginning of period                                     $      10.58   $      9.89   $      9.93
                                                                           ------------   -----------   -----------
INVESTMENT OPERATIONS
  Net investment income(3)                                                         0.24          0.25          0.27
  Net gain on investments, futures contracts, options written, swap contracts and foreign currency related items
    (both realized and unrealized)                                                 0.70          1.12          0.16
                                                                           ------------   -----------   -----------
      Total from investment operations                                             0.94          1.37          0.43
                                                                           ------------   -----------   -----------
LESS DIVIDENDS
  Dividends from net investment income                                            (1.11)        (0.68)        (0.47)
                                                                           ------------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                                             $      10.41   $     10.58   $      9.89
                                                                           ============   ===========   ===========
      Total return(4)                                                              9.37%        14.46%         4.55%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                 $      5,667   $     1,433   $        89
    Ratio of expenses to average net assets(5)                                     1.20%         1.20%         1.20%(6)
    Ratio of net investment income to average net assets                           2.42%         2.39%         3.02%(6)
    Decrease reflected in above operating expense ratios due to waivers            0.70%         0.76%         0.90%(6)
  Portfolio turnover rate                                                           224%          239%          150%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.01% to 3.02%.

(2)  For the period November 30, 2001 (inception date) through October 31, 2002.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003, and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Global Fixed Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 6, 1990.

     The Fund is authorized to offer three classes of shares: Common Class, Advisor Class and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Effective December 12, 2001 the Fund closed its Advisor Class to new investments. Although no further Advisor Class shares can be purchased, shareholders can redeem their shares through any available methods. Class A shares are sold subject to a front-end sales charge of 4.75%.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the

Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

     At October 31, 2004, the Fund had the following open forward foreign currency contracts:

                                    EXPIRATION      FOREIGN CURRENCY          CONTRACT         CONTRACT         UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT      DATE      TO BE PURCHASED/(SOLD)        AMOUNT            VALUE          GAIN (LOSS)
---------------------------------   ----------   ----------------------   ---------------   --------------   ---------------
     Australian Dollar                 1/13/05     A$        10,800,000   $     7,743,600   $    8,013,185   $       269,585
     Australian Dollar                 1/13/05     A$          (680,000)         (487,560)        (504,534)          (16,974)
       British Pound                  12/15/04  POUND        (1,710,521)       (3,076,868)      (3,123,517)          (46,649)
       British Pound                   1/13/05  POUND         3,538,000         6,262,260        6,447,201           184,941
       British Pound                   1/13/05  POUND        (3,060,000)       (5,416,200)      (5,576,154)         (159,954)
      Canadian Dollar                  1/13/05     C$         1,000,000           785,114          818,900            33,786
      Canadian Dollar                  1/13/05     C$         1,801,000         1,413,991        1,474,839            60,848
       Danish Kroner                   1/13/05    DKK         4,874,000           804,954          834,327            29,373
  European Economic Unit              12/15/04   EURO       (49,139,860)      (60,541,290)     (62,502,720)       (1,961,430)
  European Economic Unit               1/13/05   EURO        35,753,000        43,912,907       45,476,773         1,563,866
  European Economic Unit               1/13/05   EURO         1,400,000         1,766,660        1,780,759            14,099
  European Economic Unit               1/13/05   EURO         2,149,000         2,731,744        2,733,465             1,721
  European Economic Unit               1/13/05   EURO           951,000         1,208,883        1,209,644               761
  European Economic Unit               1/13/05   EURO           399,923           500,000          508,691             8,691
  European Economic Unit               1/13/05   EURO        (1,000,000)       (1,228,230)      (1,271,971)          (43,741)
  European Economic Unit               1/13/05   EURO        (2,549,000)       (3,130,758)      (3,242,253)         (111,495)
       Japanese Yen                   12/15/05    YEN    (1,490,456,828)      (13,465,509)     (14,072,720)         (607,211)
       Japanese Yen                    1/13/05    YEN        16,500,000           149,608          156,070             6,462
       Japanese Yen                    1/13/05    YEN     2,800,000,000        25,388,075       26,484,671         1,096,596
       Japanese Yen                    1/13/05    YEN       135,455,000         1,228,193        1,281,243            53,050
    New Zealand Dollar                 1/13/05    NZ$           220,000           145,860          149,095             3,235
    New Zealand Dollar                 1/13/05    NZ$        (4,029,140)       (2,671,320)      (2,730,571)          (59,251)
     Norwegian Kroner                  1/13/05    NKr           808,000           119,704          126,470             6,766
     Norwegian Kroner                  1/13/05    NKr           400,000            59,259           62,609             3,350
       Swedish Krona                   1/13/05    SKr         4,720,000           640,200          663,582            23,382
        Swiss Franc                    1/13/05    Swf        (1,600,000)       (1,269,841)      (1,335,636)          (65,795)
        Swiss Franc                    1/13/05    Swf          (989,000)         (826,957)        (825,590)            1,367
        Swiss Franc                    1/13/05    Swf        (2,200,000)       (1,828,184)      (1,836,500)           (8,316)
                                                                          ---------------   --------------   ---------------
                                                                          $       918,295   $    1,199,358   $       281,063
                                                                          ===============   ==============   ===============

     I) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     J) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

     When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2004, the Fund had the following open futures contracts:

                                                                                                              UNREALIZED
                                           NUMBER OF      EXPIRATION        CONTRACT        CONTRACT        APPRECIATION/
FUTURES CONTRACT                           CONTRACTS         DATE            AMOUNT           VALUE         (DEPRECIATION)
---------------                           ------------   ------------   --------------   ---------------   ---------------
U.S. Treasury Bond Futures                     59            12/20/04   $    6,521,454   $     6,716,781   $       195,327
                                                                        --------------   ---------------   ---------------
U.S. Treasury 2 Year Notes Futures            (75)           12/30/04      (15,854,606)      (15,882,422)          (27,816)
U.S. Treasury 5 Year Notes Futures            (30)           12/20/04       (3,306,287)       (3,341,250)          (34,963)
U.S. Treasury 10 Year Notes Futures           (70)           12/20/04       (7,915,022)       (7,949,375)          (34,353)
                                                                        --------------   ---------------   ---------------
                                                                           (27,075,915)      (27,173,047)          (97,132)
                                                                        --------------   ---------------   ---------------
                                                                        $  (20,554,461)  $   (20,456,266)  $        98,195
                                                                        ==============   ===============   ===============

     K) OPTIONS -- The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

     When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

     Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from the various broker dealers and inputs these prices to update the volatility.

     Transactions in written options for puts and calls for the fiscal year ended October 31, 2004 were as follows:

                                                                 NUMBER OF        PREMIUMS
                                                                 CONTRACTS        RECEIVED
                                                                -----------   --------------
          Options outstanding at beginning of year                       --     $         --
          Options written                                             1,709          923,126
          Options expired                                              (210)        (144,008)
          Options terminated in closing purchase transactions        (1,424)        (744,844)
          Options exercised                                               0                0
                                                                -----------   --------------
          Options outstanding at end of year                             75     $     34,274
                                                                ===========   ==============

     L) SWAPS -- The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

     The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At October 31, 2004 the Fund had outstanding swap contracts as follows:

                     DESCRIPTION                   NOTIONAL AMOUNT    EXPIRATION DATE   NET UNREALIZED APPRECIATION
                     -----------                   ---------------    ---------------   ---------------------------
          Lehman CMBS AAA Total Return Swap          $  1,515,000        12/1/2004               $  6,637

     M) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceeding.

     The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at October 31, 2004 is as follows:

               MARKET VALUE OF                           VALUE OF
              SECURITIES LOANED                     COLLATERAL RECEIVED
              -----------------                     -------------------
                $  4,295,338                           $  4,383,413

     Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent.

     Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

     N) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

     The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

     Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

     In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended October 31, 2004, investment advisory fees earned and voluntarily waived were $1,316,066 and $923,975, respectively. CSAM will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2004.

     Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan"), affiliates of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund. Effective December 3, 2004, CSAM Ltd. Japan no longer serves as a sub-investment adviser to the Fund.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2004, co-administrative services fees earned by CSAMSI were $131,607.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                          ANNUAL RATE
           ------------------------                          -----------
           First $5 billion                        0.050% of average daily net assets
           Next $5 billion                         0.035% of average daily net assets
           Over $10 billion                        0.020% of average daily net assets

     For the year ended October 31, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $110,606.

     In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. Common Class shares and Advisor Class shares are not subject to distribution fees.

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2004, the Fund reimbursed CSAM $289,806, which is included in the Fund's transfer agent expense.

     For the year ended October 31, 2004, CSAMSI and its affiliates advised the Fund that it retained $14,358 from commissions earned on the sale of the Fund's Class A shares.

     For the period November 1, 2003 to March 16, 2004, CSFB received $1,344 in fees for its securities lending activities.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2004, Merrill was paid $20,291 for its services to the Fund.

NOTE 3. LINE OF CREDIT

     The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2004 and during the year ended October 31, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended October 31, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                          INVESTMENT SECURITIES     US GOVERNMENT/AGENCY OBLIGATIONS
                          ---------------------     --------------------------------
           Purchases           $  287,447,466                 $  258,070,350
           Sales                  287,879,109                    215,116,956

NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as Common Class shares, one billion shares are classified as Advisor Class shares and one billion as Class A shares. Transactions in capital shares for each class were as follows:

                                                                COMMON CLASS
                                     -----------------------------------------------------------------
                                            FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                             OCTOBER 31, 2004                 OCTOBER 31, 2003
                                     -------------------------------   -------------------------------
                                         SHARES            VALUE           SHARES            VALUE
                                     --------------   --------------   --------------   --------------
Shares sold                               5,476,422   $   55,842,405        7,754,055   $   79,735,863
Shares issued in reinvestment
  of dividends                            1,295,264       13,080,074          798,885        7,976,454
Shares redeemed                          (7,142,884)     (72,676,574)      (6,780,022)     (70,362,968)
                                     --------------   --------------   --------------   --------------
Net increase (decrease)                    (371,198)  $   (3,754,095)       1,772,918   $   17,349,349
                                     ==============   ==============   ==============   ==============

                                                               ADVISOR CLASS
                                     -----------------------------------------------------------------
                                            FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                             OCTOBER 31, 2004                 OCTOBER 31, 2003
                                     -------------------------------   -------------------------------
                                         SHARES            VALUE           SHARES            VALUE
                                     --------------   --------------   --------------   --------------
Shares issued in reinvestment
  of dividends                                  105   $        1,146              288   $        3,043
Shares redeemed                                (151)          (1,642)          (4,605)         (49,508)
                                     --------------   --------------   --------------   --------------
Net decrease                                    (46)  $         (496)          (4,317)  $      (46,465)
                                     ==============   ==============   ==============   ==============

                                                                  CLASS A
                                     -----------------------------------------------------------------
                                            FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                             OCTOBER 31, 2004                 OCTOBER 31, 2003
                                     -------------------------------   -------------------------------
                                         SHARES            VALUE           SHARES            VALUE
                                     --------------   --------------   --------------   --------------
Shares sold                                 469,210   $    4,713,279          186,171   $    1,913,841
Shares issued in reinvestment
  of dividends                               18,005          181,608            1,730           17,789
Shares redeemed                             (78,048)        (780,287)         (61,525)        (648,654)
                                     --------------   --------------   --------------   --------------
Net increase                                409,167   $    4,114,600          126,376   $    1,282,976
                                     ==============   ==============   ==============   ==============

     On October 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS       OF OUTSTANDING SHARES
                                  ------------      ----------------------
           Common Class                 5                     64%
           Advisor Class                1                     98%
           Class A                      4                     75%

     Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency contracts, gains/losses on swaps, losses deferred due to wash sales and paydown gains/losses.

     The tax characteristics of dividends paid during the years ended October 31, 2004 and 2003 by the Fund were as follows:

                          ORDINARY INCOME
                  ------------------------------
                       2004             2003
                       ----             ----
                  $  14,233,347    $  8,317,020

     At October 31, 2004, the components of distributable earnings on a tax basis for the Fund were as follows:

                 Undistributed net investment income  $    7,597,522
                 Undistributed income - other               (258,327)
                 Accumulated net realized loss           (20,353,314)
                 Undistributed capital - other              (118,218)
                 Unrealized appreciation                   1,659,978
                                                      --------------
                                                      $  (11,472,359)
                                                      ==============

     At October 31, 2004, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                             EXPIRES OCTOBER 31,
     --------------------------------------------------------------------
          2006         2007          2008          2009          2010
     ------------  ------------  ------------  ------------  ------------
     $  4,075,617  $  5,824,681  $  3,060,573  $    583,222  $  6,809,221

     During the tax year ended, October 31, 2004, the Fund has utilized $1,387,656 of the capital loss carryforward.

     At October 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $146,294,987, $1,359,349, $(156,752) and $1,202,597, respectively.

     At October 31, 2004, the Fund reclassified $3,188,892 to undistributed net investment loss from accumulated net realized loss from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency translations and gains and losses from paydowns and swap contracts. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

     In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Credit Suisse Global Fixed Income Fund, Inc.:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global Fixed Income Fund, Inc. (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 15, 2004

CREDIT SUISSE GLOBAL FIXED INCOME FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                       TERM                                      NUMBER OF
                                                       OF OFFICE(1)                              PORTFOLIOS IN
                                                       AND                                       FUND
                                       POSITION(S)     LENGTH        PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND                      HELD WITH       OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                          FUND            SERVED        PAST FIVE YEARS             DIRECTOR         HELD BY DIRECTOR
----------------------                 -----------     ------------  --------------------        --------------   ----------------
INDEPENDENT DIRECTORS

Richard H. Francis                     Director,       Since         Currently retired           42               None
c/o Credit Suisse Asset                Nominating      1999
Management, LLC                        and Audit
466 Lexington Avenue                   Committee
New York, New York                     Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten                      Director,       Since         Dean of Yale                41               Director of
Box 208200                             Nominating      1990          School of                                    Aetna, Inc.
New Haven, Connecticut                 and Audit                     Management and                               (insurance
06520-8200                             Committee                     William S. Beinecke                          company);
                                       Member                        Professor in the                             Director of
Date of Birth: 10/29/4                                               Practice of                                  Calpine
                                                                     International                                Corporation
                                                                     Trade and Finance from                       (energy
                                                                     November 1995 to                             provider);
                                                                     present.                                     Director of
                                                                                                                  CarMax Group
                                                                                                                  (used car
                                                                                                                  dealers).

Peter F. Krogh                         Director,       Since         Dean Emeritus and           41               Director
301 ICC                                Nominating      2001          Distinguished Professor                      of Carlisle
Georgetown University                  Committee                     of International Affairs                     Companies
Washington, DC 20057                   Chairman                      at the Edmund A.                             Incorporated
                                       and Audit                     Walsh School of                              (diversified
Date of Birth: 02/11/37                Committee                     Foreign Service,                             manufacturing
                                       Member                        Georgetown University                        company).
                                                                     from June 1995 to
                                                                     present.

James S. Pasman, Jr.                   Director,       Since         Currently retired           43               Director of
c/o Credit Suisse Asset                Nominating      1999                                                       Education
Management, LLC                        and Audit                                                                  Management
466 Lexington Avenue                   Committee                                                                  Corp.
New York, New York                     Member
10017-3140

Date of Birth: 12/20/30

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                                       TERM                                      NUMBER OF
                                                       OF OFFICE(1)                              PORTFOLIOS IN
                                                       AND                                       FUND
                                       POSITION(S)     LENGTH        PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND                      HELD WITH       OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                          FUND            SERVED        PAST FIVE YEARS             DIRECTOR         HELD BY DIRECTOR
----------------------                 -----------     ------------  --------------------        --------------   ----------------
INDEPENDENT DIRECTORS

Steven N. Rappaport                    Director,       Since         Partner of Lehigh Court,    43               Director of
Lehigh Court, LLC                      Nominating      1999          LLC and RZ Capital                           Presstek, Inc.
40 East 52nd Street                    Committee                     (private investment                          (digital imaging
New York, New York                     Member                        firms) from July 2002 to                     technologies
10022                                  and Audit                     present; Transition                          company);
                                       Committee                     Adviser to SunGard                           Director of
Date of Birth: 07/10/48                Chairman                      Securities Finance, Inc.                     Wood
                                                                     from February 2002 to                        Resources, LLC.
                                                                     July 2002; President of                      (plywood
                                                                     SunGard Securities                           manufacturing
                                                                     Finance, Inc. from 2001                      company).
                                                                     to February 2002;
                                                                     President of Loanet, Inc.
                                                                     (on-line accounting
                                                                     service) from 1997 to
                                                                     2001.

INTERESTED DIRECTORS

Michael E. Kenneally(2)                Chairman        Since         Chairman and Global         45               None
Credit Suisse Asset                    and Chief       2004          Chief Executive Officer of
Management, LLC                        Executive                     CSAM since 2003;
466 Lexington Avenue                   Officer                       Chairman and Chief
New York, New York                                                   Investment Officer of
10017-3140                                                           Banc of America Capital
                                                                     Management from 1998
Date of Birth: 03/30/54                                              to March 2003.

----------
(2) Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                                       TERM                                      NUMBER OF
                                                       OF OFFICE(1)                              PORTFOLIOS IN
                                                       AND                                       FUND
                                       POSITION(S)     LENGTH        PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND                      HELD WITH       OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                          FUND            SERVED        PAST FIVE YEARS             DIRECTOR         HELD BY DIRECTOR
----------------------                 -----------     ------------  --------------------        --------------   ----------------
INTERESTED DIRECTORS

William W. Priest(3)                   Director        Since         Chief Executive Officer     48               Director of
Epoch Investment Partners                              1999          of J Net Enterprises, Inc.                   Globe Wireless,
667 Madison Avenue                                                   (technology holdings                         LLC (maritime
New York, NY 10021                                                   company) since June                          communication
                                                                     2004; Chief Executive                        company);
Date of Birth: 09/24/41                                              Officer of Epoch                             Director of
                                                                     Investment Partners,                         InfraRed X
                                                                     Inc. since April 2004;                       (medical device
                                                                     Co-Managing Partner,                         company);
                                                                     Steinberg Priest &                           Director of J Net
                                                                     Sloane Capital                               Enterprises, Inc.
                                                                     Management, LLC from
                                                                     2001 to March 2004;
                                                                     Chairman and Managing
                                                                     Director of CSAM
                                                                     from 2000 to
                                                                     February 2001; Chief
                                                                     Executive Officer and
                                                                     Managing Director of
                                                                     CSAM from 1990 to
                                                                     2000.

----------
(3) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                       TERM
                                                       OF OFFICE(1)
                                                       AND
                                       POSITION(S)     LENGTH
NAME, ADDRESS AND                      HELD WITH       OF TIME
DATE OF BIRTH                          FUND            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------                ----------      -----------   ----------------------------------------------
OFFICERS

Michael A. Pignataro                   Chief           Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset                    Financial       1999          Associated with CSAM since 1984; Officer of other Credit
Management, LLC                        Officer and                   Suisse Funds
466 Lexington Avenue                   Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                         Chief           Since         Vice President and Global Head of Compliance of CSAM;
Credit Suisse Asset                    Compliance      2004          Associated with CSAM since July 2000; Vice President and
Management, LLC                        Officer                       Director of Compliance of Forstmann-Leff Associates from
466 Lexington Avenue                                                 1998 to June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                             Chief           Since         Director and Deputy General Counsel of CSAM since
Credit Suisse Asset                    Legal Officer   2004          September 2004; Senior Associate of Shearman & Sterling
Management, LLC                                                      LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                                 Counsel of the SEC Division of Investment Management
New York, New York                                                   from June 1997 to September 2000; Officer of other Credit
10017-3140                                                           Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                           Vice            Since         Vice President and legal counsel of CSAM; Associated with
Credit Suisse Asset                    President       2004          CSAM since July 2003; Associated with the law firm of
Management, LLC                        and Secretary                 Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of
466 Lexington Avenue                                                 other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza                        Assistant       Since         Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset                    Treasurer       2002          Associated with CSAM since 1998; Officer of other Credit
Management, LLC                                                      Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

     The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

     Corporate shareholders should note for the year ended October 31, 2004, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.12%.

     For the fiscal year ended October 31, 2004, the Fund designates approximately $36,386, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

     - By calling 1-800-927-2874

     - On the Fund's website, www.csam.com/us

     - On the website of the Securities and Exchange Commission, http://www.sec.gov.

     The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGFI-2-1004

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2003 and October 31, 2004.

                                     2003        2004
----------------------------------------------------------
Audit Fees                           $  18,172   $  18,172
Audit-Related Fees(1)                $   3,000   $   4,500
Tax Fees(2)                          $   2,323   $   2,323
All Other Fees                              --          --
Total                                $  23,495   $  24,995

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000), and the registrant's third quarter 2004 Form N-Q filing ($1,500).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2003 and October 31, 2004.

                                     2003        2004
----------------------------------------------------------
Audit-Related Fees                   N/A         N/A

Tax Fees                             N/A         N/A
All Other Fees                       N/A         N/A
Total                                N/A         N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                     2003        2004
----------------------------------------------------------
Audit-Related Fees                   N/A         N/A
Tax Fees                             N/A         N/A
All Other Fees                       N/A         N/A
Total                                N/A         N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2003 and October 31, 2004:

                                     2003        2004
----------------------------------------------------------
Audit-Related Fees                   N/A         N/A
Tax Fees                             N/A         N/A
All Other Fees                       N/A         N/A
Total                                N/A         N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2003 and October 31, 2004 were $5,323 and $6,823, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  January 7, 2005